DERIVATIVES	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
Derivatives

The use of derivative instruments allows First Financial to meet the needs of its clients while managing the interest-rate risk associated with certain transactions.  First Financial’s board of directors has authorized the use of certain derivative products, including interest rate caps, floors, and swaps.  First Financial does not use derivatives for speculative purposes and currently does not have any derivatives that are not designated as hedges.

The following table summarizes the derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	Fair Value Hedges
(Dollars in thousands)	December 31,
	2011	2010
Instruments associated with loans:
Total notional value	$775,328	$578,959

While authorized to use a variety of derivative products, First Financial primarily utilizes interest rate swaps as a means to offer borrowers credit-based products that meet their needs and may from time to time utilize interest rate swaps to manage the macro interest rate risk profile of the Company. These agreements establish the basis on which interest rate payments are exchanged with counterparties and are referred to as the notional amount. As only interest rate payments are exchanged, cash requirements and credit risk are significantly less than the notional amount and the Company’s credit risk exposure is limited to the market value of the instrument.

First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital, and no single counterparty credit risk exposure greater than $20.0 million. The Company is currently well below all single counterparty and portfolio limits. At December 31, 2011, the Company had a total counterparty notional amount outstanding of approximately $396.4 million, spread among seven counterparties, with an outstanding liability from these contracts of $27.3 million. At December 31, 2010, First Financial had a total counterparty notional amount outstanding of $300.1 million, spread among six counterparties, with an outstanding liability from these contracts of $17.0 million.

In connection with its use of derivative instruments, First Financial is required from time to time to post cash collateral with its counterparties to offset its market position.  Derivative collateral balances were $24.4 million, and $12.5 million at December 31, 2011, and December 31, 2010, respectively. First Financial classifies the derivative cash collateral outstanding with its counterparties as an adjustment to the fair value of the derivative contracts within accrued interest and other liabilities in the Consolidated Balance Sheets.

The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2011			December 31, 2010
			Estimated Fair Value			Estimated Fair Value
(Dollars in thousands)	Balance Sheet Location	Notional Amount	Gain	Loss	Notional Amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$17,456	$0	$(2,263)	$21,301	$0	$(2,302)
Matched interest rate swaps with borrower	Accrued interest and other assets	378,936	24,566	0	278,829	14,843	(131)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	378,936	0	(25,860)	278,829	131	(15,502)
Total		$775,328	$24,566	$(28,123)	$578,959	$14,974	$(17,935)

The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2011:

				Weighted-Average Rate
(Dollars in thousands)	Notional Value	Average Maturity (years)	Fair Value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$17,456	4.3	$(2,263)	2.22%	6.73%
Receive fixed, matched interest rate swaps with borrower	378,936	4.5	24,566	5.64%	3.05%
Pay fixed, matched interest rate swaps with counterparty	378,936	4.5	(25,860)	3.05%	5.64%
Total swap portfolio	$775,328	4.5	$(3,557)	4.30%	4.40%

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Fair Value Hedges. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile at the time.  The fair value hedge agreements generally involve the net receipt by First Financial of floating-rate amounts in exchange for net payments by First Financial, through its loan clients, of fixed-rate amounts over the life of the agreements without an exchange of the underlying principal or notional amount.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.  The net interest receivable or payable on the interest rate swaps is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  The corresponding fair-value adjustment is also included on the Consolidated Balance Sheets in the carrying value of the hedged item.  Derivative gains and losses not considered effective in hedging the change in fair value of the hedged item are recognized immediately in income.

The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value derivative	December 31,
		2011	2010
Interest Rate Contracts
Loans	Interest Income - Loans	$(891)	$(1,004)
Total		$(891)	$(1,004)

Cash Flow Hedges. First Financial may utilize interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates.  The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  Changes in the fair value of the interest rate swaps are included in accumulated comprehensive income (loss).  Derivative gains and losses not considered effective in hedging the cash flows related to the underlying loans, if any, would be recognized immediately in income.

Effective March 30, 2009, First Financial executed a cash flow hedge utilizing an interest rate swap to hedge against interest rate volatility on $20.0 million of floating rate trust preferred securities based on the London Inter-Bank Offered Rate (LIBOR).  The interest rate swap involved the receipt by First Financial of variable-rate interest amounts in exchange for fixed-rate interest payments by First Financial for a period of 10 years. This interest rate swap effectively fixed the rate of interest on the floating rate trust preferred securities at 6.20% for the 10 year life of the swap.

First Financial terminated the $20.0 million trust preferred interest rate swap during the fourth quarter of 2010 in the course of its normal interest rate risk and balance sheet management activities.  Terminating the trust preferred interest rate swap resulted in a $0.6 million pre-tax loss that was included in accumulated comprehensive income (loss) on the Consolidated Balance Sheets. Due to the early redemption of the trust preferred securities, the remaining balance of the unrecognized loss of $0.6 million was recognized in noninterest expense in the second quarter of 2011. First Financial had no derivative instruments designated as cash flow hedges at December 31, 2011.